Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payables and Accruals [Abstract]
Accruals		¥ 19,387	¥ 15,700
Payable to database suppliers		47,392	13,442
Loans due to third parties	[1]	11,962	16,900
VAT, and other taxes payable		5,520	28,078
Payable to agents		73	9,184
Interest payables		447	1,911
Others			2,644
Total other payables and accruals		88,804	87,859
Current		¥ 88,804	¥ 87,859

[1]	Loan due to third parties represented loans borrowed from third parties with annual interest rate of 4%-10%.